ACCRUED EXPENSES AND OTHER PAYABLES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Jul. 15, 2021
Business Acquisition [Line Items]
Payables for purchase of property, equipment and software	¥ 1,431,547		¥ 1,280,742
Payroll and welfare payables	477,367		433,376
Consideration due to the original shareholders of BJ TenxCloud	229,323		229,323
Liability classified share-based payments	149,612		131,116
Accrued service fees	126,001		66,494
Payables for office supplies and utilities	105,871		69,288
Payables for acquisitions and long-term investments	99,340		47,805
Value-added tax and other taxes payable	35,391		31,706
Interest payables	77,168		35,785
Others	51,482		84,844
Accrued expenses and other payables	¥ 2,783,102	$ 391,992	¥ 2,410,479
Beijing TenxCloud Technology Co., Ltd. ("BJ TenxCloud")
Business Acquisition [Line Items]
Percentage of equity interests acquired				100.00%